S000079256 [Member] Investment Objectives and Goals - Regnan Sustainable Water and Waste Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Regnan Sustainable Water and Waste Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of Regnan Sustainable Water and Waste Fund (the “Fund”) is to seek to achieve long-term capital appreciation by investing in a global equity portfolio of companies along the water and waste value chains.